UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

September 30, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Forester Value Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 80.78%

Basic Material - 2.50%
22,550	Mosaic Co.	$ 1,325,038
29,800	Newmont Mining Corp.	1,871,738
		3,196,776
Consumer Discretionary - 5.21%
44,940	Best Buy Company, Inc.	1,834,900
26,900	McDonalds Corp.	2,004,319
30,400	Target Corp.	1,624,576
14,600	V.F. Corp.	1,182,892
		6,646,687
Consumer Staples - 15.58%
171,550	Altria Group, Inc.	4,120,631
103,480	CVS Caremark Corp.	3,256,516
56,200	Kimberly Clark Corp.	3,655,810
108,672	Kraft Foods, Inc.	3,353,618
47,700	Molson Coors Brewing Co. Class B	2,252,394
60,900	Wal-Mart Stores, Inc.	3,259,368
		19,898,337
Energy - 7.18%
45,460	Chevron Corp.	3,684,533
44,020	ConocoPhillips	2,528,069
14,000	Devon Energy Corp.	906,360
15,400	Transocean Ltd. *	990,066
60,600	Valero Energy Corp.	1,061,106
		9,170,134
Financial Services - 8.42%
70,810	Allstate Corp.	2,234,055
60,330	Aon Corp.	2,359,506
22,100	State Street Corp.	832,286
71,170	Travelers Companies, Inc.	3,707,957
74,610	US Bancorp	1,613,068
		10,746,872
Health Care - 15.03%
139,700	Bristol Myers Squibb Co.	3,787,267
26,880	Humana, Inc. *	1,350,451
58,570	Johnson & Johnson	3,628,997
67,700	Eli Lilly & Co.	2,473,081
66,891	Merck & Co., Inc.	2,462,258
113,754	Pfizer, Inc.	1,953,156
100,980	Unitedhealth Group, Inc.	3,545,408
		19,200,618
Industrial Goods - 7.04%
40,470	3M Co.	3,509,154
40,970	General Dynamics Corp.	2,573,326
66,270	Honeywell International, Inc.	2,911,904
		8,994,384
Technology - 11.35%
74,900	Hewlett-Packard Co.	3,151,043
20,880	International Business Machines Corp.	2,800,843
136,000	Microsoft Corp.	3,330,640
115,290	Oracle Corp.	3,095,536
140,300	Symantec Corp. *	2,122,739
		14,500,801
Telecommunications - 1.72%
76,900	American Telephone & Telegraph, Inc.	2,199,340

Utilities - 6.75%
73,460	American Electric Power Co, Inc.	2,661,456
70,840	Public Service Enterprise Group, Inc.	2,343,387
22,860	Sempra Energy	1,229,868
138,000	Teco Energy, Inc.	2,390,160
		8,624,871

TOTAL FOR COMMON STOCKS (Cost $91,785,195) - 80.78%		103,178,820

PUT OPTIONS - 0.46%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index *
60,000	October 2010 Put @ 500.00	210,000

	S&P 100 Index *
60,000	October 2010 Put @ 510.00	370,800

TOTAL FOR PUT OPTIONS (Premiums Paid $646,400) - 0.46%		580,800

SHORT TERM INVESTMENTS - 23.01%
29,390,090	Fidelity Institutional Treasury 0.01% ** (Cost $29,390,090)	29,390,090

TOTAL INVESTMENTS (Cost $121,821,685) - 104.24%		133,149,710

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.24)%		(5,413,943)

NET ASSETS - 100.00%		$127,735,767

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,

           prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$103,178,820	$ -	$ -	$103,178,820
	Options	580,800	-	-	580,800
	Short-Term Investments:
	Fidelity Institutional Treasury	29,390,090	-	-	29,390,090
		$133,149,710	$ -	$ -	$133,149,710

Forester Value Fund
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $121,821,685)	$133,149,710
Cash	336,567
Receivables:
Shareholder Subscriptions	628,710
Dividends and Interest	216,125
Total Assets	134,331,112
Liabilities:
Securities Purchased	6,448,735
Shareholder Redemptions	22,323
Due to Advisor	89,056
Accrued Administrative Fees	10,988
Accrued Distribution Fees	24,243
Total Liabilities	6,595,345
Net Assets	$127,735,767

Net Assets Consist of:
Paid In Capital	$116,958,519
Accumulated Undistributed Net Investment Income	556,502
Accumulated Realized Loss on Investments	(1,107,279)
Unrealized Appreciation in Value of Investments	11,328,025
Net Assets, for 10,760,114 Shares Outstanding	$127,735,767

Class I Shares:
Net Assets	$ 2,766,339
Shares outstanding (250,000,000 shares authorized with $.001 par value)	230,594
Net asset value, offering price, and redemption price per share	$ 12.00

Class N Shares:
Net Assets	$124,969,428
Shares outstanding (250,000,000 shares authorized with $.001 par value)	10,529,520
Net asset value, offering price, and redemption price per share	$ 11.87

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$ 1,230,648
Interest	1,182
Total Investment Income	1,231,830

Expenses:
Advisory Fees (Note 2)	486,689
Distribution (12b-1) Fees (Class N)	134,737
Administration Fees (Class I - $789; Class N - $59,508)	60,297
Total Expenses	681,723

Net Investment Income	550,107

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	527,395
Options	(706,787)
(179,392)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(54,044)
Options	(18,500)
(72,544)

Net Realized and Unrealized Loss on Investments and Options	(251,936)

Net Increase in Net Assets Resulting from Operations	$ 298,171

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2010	3/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 550,107	$ 1,064,409
Net Realized Gain (Loss) on Investments and Options	(179,392)	1,526,479
Unrealized Appreciation (Depreciation) on Investments	(72,544)	19,929,984
Net Increase (Decrease) in Net Assets Resulting from Operations	298,171	22,520,872

Distributions to Shareholders: (Note 6)
Net Investment Income:
Class I Shares	-	(4,313)
Class N Shares	-	(1,109,116)
Realized Gains - Class N	-	-
Total Distributions Paid to Shareholders	-	(1,113,429)

Capital Share Transactions (Note 5)	26,470,847	17,579,697

Total Increase	26,769,018	38,987,140

Net Assets:
Beginning of Period	100,966,749	61,979,609

End of Period (Including Undistributed Net Investment Income of $556,502
and $352,195, respectively)	$127,735,767	$100,966,749

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Period
	Ended	Ended
	9/30/2010	3/31/2010*

Net Asset Value, at Beginning of Period	$ 12.00	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.08	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)	1.61
Total from Investment Operations	0.00	1.75

Distributions:
Net Investment Income	-	(0.06)
Realized Gains	-	-
Total from Distributions	-	(0.06)

Net Asset Value, at End of Year	$ 12.00	$ 12.00

Total Return ***	0.00%	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,766	$ 1,178
Ratio of Expenses to Average Net Assets****	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets****	1.31%	1.52%
Portfolio Turnover	15.07%	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

****Annualized

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2010		3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Period	$ 11.89		$ 9.07	$ 10.67	$ 11.60	$ 11.26	$ 10.91

Income From Investment Operations:
Net Investment Income *	0.06		0.13	0.20	0.15	0.16	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.08)		2.82	(1.09)	(0.82)	0.25	0.30
Total from Investment Operations	(0.02)		2.95	(0.89)	(0.67)	0.41	0.42

Distributions:
Net Investment Income	-		(0.13)	(0.04)	(0.26)	(0.07)	(0.07)
Realized Gains	-		-	(0.67)	-	-	-
Total from Distributions	-		(0.13)	(0.71)	(0.26)	(0.07)	(0.07)

Net Asset Value, at End of Year	$ 11.87		$ 11.89	$ 9.07	$ 10.67	$ 11.60	$ 11.26

Total Return **	(0.17)%		32.58%	(8.67)%	(5.77)%	3.65%	3.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 124,969		$ 99,789	$ 61,980	$ 1,927	$ 3,657	$ 3,025
Ratio of Expenses to Average Net Assets	1.25%	***	1.27%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.00%	***	1.23%	2.02%	1.34%	1.43%	1.07%
Portfolio Turnover	15.07%		36.90%	269.29%	78.22%	64.98%	24.04%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Forester Value Fund currently offers two classes of shares, Class I shares and Class N shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

Accounting Policy - The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends. as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 4 for additional disclosures on derivative investments at September 30, 2010.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

2.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the six months ended September 30, 2010, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  Prior to April 1, 2009, the Advisor received a management fee of 1.35% annually based upon the average daily net assets of the Fund. Effective April 1, 2009 the Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I and Class N. Class I commenced investment operations June 5, 2009. For the six months ended September 30, 2010 the Fund paid the Advisor a management fee of $7,025 for Class I and $479,664 for Class N.  The Fund owes the Advisor $89,056 for management fees as of September 30, 2010.

The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I and 0.15% for Class N. Effective December 1, 2009 the rate for the Class N shares for other normal operating expenses was reduced to 0.11%.  For the six months ended September 30, 2010, the Fund paid the Advisor a fee of $789 for Class I and $46,288 for Class N.  The Fund owed the Advisor $10,988 at September 30, 2010, for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N shares of the Fund.  This expense is limited to 1/4 of 1% of Class N average net assets.   For the six months ended September 30, 2010, the Fund paid $134,737.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

3.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2010, purchases and sales of investment securities other than short-term investments aggregated $33,709,071 and $13,089,203, respectively.

4.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2010, the Fund had a put option valued at $580,800.

Transactions in call and put options purchased during the six months ended September 30, 2010, were as follows:

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2010	200	$ 76,900
Options purchased	13,920	15,848,769
Options written	-	-
Options exercised	-	-
Options expired	(570)	(225,340)
Options terminated in closing purchase transaction	(12,350)	(15,053,929)
Options outstanding at September 30, 2010	1,200	$ 646,400

5.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2010, there were 250,000,000 shares of capital stock with a par value of $.001 authorized. The total par value and paid in capital totaled $116,958,519.  Transactions in capital stock were as follows:

	Six Months Ended September 30, 2010		Year ended March 31, 2010
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	3,602,820	$42,044,373	6,219,763	$67,444,503
Shares issued in reinvestment of dividends	-	-	86,403	1,004,001
Shares redeemed	(1,466,102)	(17,132,442)	(4,744,009)	(51,976,087)
Net increase	2,136,718	$24,911,931	1,562,157	$16,472,417

	Six Months Ended September 30, 2010		Year ended March 31, 2010
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	136,887	$1,610,272	98,041	$1,106,354
Shares issued in reinvestment of dividends	-	-	368	4,313
Shares redeemed	(4,415)	(51,356)	(288)	(3,387)
Net increase	132,472	$1,558,916	98,121	$1,107,280

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2010 (UNAUDITED)

6.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of March 31, 2010 the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities, including short-term investments, were as follows:

Undistributed ordinary income

$      6,395

Capital loss carryforwards

Expiring 3/31/2018+

             $    731,668

Gross unrealized appreciation on investments

            $13,021,044

Gross unrealized depreciation on investments

             (1,679,580)

Net unrealized appreciation on investments

            $11,341,464

Tax cost of investments *

            $88,852,302

+The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

*The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2010 and 2009 are as follows:

	2010	2009
Ordinary income:		$2,858,048
Class N Shares	$1,109,116
Class I Shares	4,313
Long-term capital gain	-	$119,768

On December 15, 2009 distributions of $.1321 and $.0592 per share were paid to Class N shareholders and Class I shareholders, respectively, aggregating $1,113,429 paid to shareholders of record on the same date, from net investment income.

Forester Value Fund
Expense Illustration
September 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010 through September 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2010	September 30, 2010	April 1, 2010 through September 30, 2010

Actual	$1,000.00	$998.32	$6.26
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2010	September 30, 2010	April 1, 2010 through September 30, 2010

Actual	$1,000.00	$1,000.00	$4.91
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.16	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 50	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 52	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 51	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 51	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2010.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2010